Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	$ 5,409
Balance, end of year	5,898	$ 5,409
Cost [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	23,350	21,538
Additions	968	1,466
Disposals	0	0
Transfers	386	0
Effects of movement in exchange rates	64	346
Balance, end of year	24,768	23,350
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	(17,941)	(16,511)
Additions	(872)	(1,138)
Disposals	0	0
Effects of movement in exchange rates	(57)	(292)
Balance, end of year	$ (18,870)	$ (17,941)